Business combinations - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£)	Dec. 17, 2019	Nov. 01, 2019	Dec. 29, 2017
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Intangible asset - Client relationships	£ 6,955,000
Cash transferred	15,976,000
Other intangible assets	1,030,000
Property, plant and equipment	128,000
Right-of-use asset	1,136,000
Deferred tax asset	604,000
Trade and other receivables	2,611,000
Cash and cash equivalents	801,000
Borrowings	(956,000)
Trade and other payables	(1,501,000)
Corporation tax payable	310,000
Lease liability	(1,136,000)
Deferred tax liability	2,540,000
Fair value of identifiable net assets	6,822,000
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Intangible asset - Client relationships		£ 2,547,000
Cash transferred		9,024,000
Intangible asset - Trade name		272,000
Intangible asset - Supplier relationships		120,000
Other intangible assets		9,000
Property, plant and equipment		82,000
Right-of-use asset		548,000
Deferred tax asset		225,000
Trade and other receivables		2,054,000
Cash and cash equivalents		2,488,000
Trade and other payables		(2,041,000)
Corporation tax receivable		247,000
Lease liability		(539,000)
Deferred tax liability		558,000
Fair value of identifiable net assets		5,454,000
Velocity Partners
Disclosure of detailed information about business combination [line items]
Intangible asset - Client relationships			£ 15,214,000
Cash transferred			28,586,000
Property, plant and equipment			932,000
Trade and other receivables			6,045,000
Cash and cash equivalents			2,341,000
Trade and other payables			(3,791,000)
Corporation tax payable			39,000
Deferred tax liability			27,000
Fair value of identifiable net assets			£ 20,675,000
Client-related intangible assets | Exozet GmbH
Disclosure of detailed information about business combination [line items]
Other intangible assets	7,000,000
Deferred tax liability	2,000,000
Brand and client related intangible assets | Exozet GmbH
Disclosure of detailed information about business combination [line items]
Tax base of intangible assets	£ 0
Brand and client related intangible assets | Intuitus Limited
Disclosure of detailed information about business combination [line items]
Other intangible assets		2,900,000
Deferred tax liability		600,000
Tax base of intangible assets		£ 0